Document and Entity Information	6 Months Ended
Feb. 29, 2012
Document And Entity Information
Entity Registrant Name	Gulf United Energy, Inc.
Entity Central Index Key	0001312165
Document Type	S-1
Document Period End Date	Feb. 29, 2012
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company